Investments in associates - Main Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates
Investments in associates	$ 43,344	$ 11,746	$ 11,992
Aeropuertos Ecologicos de Galapagos S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Ecuador	Ecuador
Percentage of ownership	99.90%	99.90%
Investments in associates	$ 1,000	$ 1,000
Navinten S.A.
Investments in associates
Main activity	Duty free operation	Duty free operation
Country of incorporation	Uruguay	Uruguay
Percentage of ownership	49.00%	49.00%
Investments in associates	$ 9,833	$ 10,001
Sociedad Aeroportuaria Kuntur Wasi S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Perú	Perú
Percentage of ownership	50.00%	50.00%
Investments in associates	$ 23,090
Corpoandino S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Perú	Perú
Percentage of ownership	50.00%	50.00%
Investments in associates	$ 8,880
Others
Investments in associates
Investments in associates	$ 541	$ 745